Business, Liquidity and Summary of Significant Accounting Policies (Contingent Consideration) - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounting Policies [Abstract]
Contingent consideration obligation outstanding	$ 1,031,179	$ 1,172,654	$ 890,020